Events After the Balance Sheet	6 Months Ended
Jun. 30, 2018
Events After the Balance Sheet [Abstract]
EVENTS AFTER THE BALANCE SHEET

29.	EVENTS AFTER THE BALANCE SHEET

The Company has evaluated subsequent events through the issuance of the condensed consolidated financial statements and no subsequent events were identified that required adjustment to the disclosure in the condensed consolidated financial statements.